Business Combinations - Summary of Pro Forma Financial Information (Parenthetical) (Detail) - Second Spectrum [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Business acquistion transaction costs expensed	$ 5.7
Payments related to unvested stock options	1.6
Incurred By The Acquirer And By The Acquiree [Member]
Business Acquisition [Line Items]
Business acquistion transaction costs expensed	10.7
Incurred By The Acquiree [Member]
Business Acquisition [Line Items]
Business acquistion transaction costs expensed	6.6
Incurred By The Acquirer [Member]
Business Acquisition [Line Items]
Business acquistion transaction costs expensed	$ 4.1